Transactions with Related Parties (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	May 14, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Due to related parties		$ 5,027		$ 3,402
Interest on promissory note to be paid in cash		112
Interest on promissory note to be paid in common shares		56
Promissory note outstanding balance		5,000		5,000
Maritime Investors Promissory Note [Member]
Promissory note maturity date, description	Until the earlier of a) one year after the repayment of the credit facility of Eighthone with EntrustPermal (the "Credit Facility") on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any PIK interest and principal deficiency amount under the Credit Facility
Promissory Note, interest rate - effective from April 1, 2019	9.00%
Interest rate paid in cash	4.50%
Interest rate paid in common shares - effective from April 1, 2019	4.50%
Interest expense on promissory note		168	$ 99
Interest on promissory note to be paid in cash		112
Interest on promissory note to be paid in common shares		56
Promissory note outstanding balance		5,000		5,000
Pyxis Maritime Corporation [Member]
Due to related parties		$ 5,027		$ 3,402
Pyxis Maritime Corporation [Member]
Ship-management and administration fees percentage increase		Effective January 1, 2018 and 2019, the Ship-management Fees and the Administration Fees were increased by 1.12% and 0.62%, respectively in line with the average inflation rate in Greece in 2017 and 2018, respectively.